Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	PLAYERS NETWORK
Entity Central Index Key	0001037131
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PNTV